Advances from Federal Home Loan Bank of New York ("FHLB")	12 Months Ended
Mar. 31, 2017
Banking And Thrift [Abstract]
Advances from Federal Home Loan Bank of New York ("FHLB")

Note 6 - Advances from Federal Home Loan Bank of New York (“FHLB”)

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2017		2016
		Weighted		Weighted
		Average		Average
	Balance	Interest Rate	Balance	Interest Rate
	(Dollars In Thousands)
Due one year or less	$121,000	1.86%	$119,000	0.74%
After one to two years	109,500	1.61	60,500	2.56
After two to three years	15,300	1.57	37,000	2.20
After three to four years	15,000	1.95	—	—
After four to five years	15,000	1.58	15,000	1.95
	$275,800	1.74%	$231,500	1.53%

At March 31, 2017 and 2016, respectively, $50.5 million and $119.0 million of the advances due in one year or less were short-term borrowings.

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2017	2016
	(In Thousands)
Mortgage-backed securities held to maturity	$71,751	$83,416
One- to four-family real estate mortgages	377,437	311,895
	$449,188	$395,311

In addition, at March 31, 2017, a mortgage-backed security held to maturity with a carrying value of $323,000 was pledged for public deposits held at the Bank.

At March 31, 2017, the Bank could borrow funds from the FHLB under an overnight advance program up to the Bank’s maximum borrowing capacity based on its ability to collateralize such borrowings. Members in good standing can borrow up to 50% of their asset size as long as they have qualifying collateral to support the advance and purchase of FHLB capital stock. Additionally, the Bank has the ability to borrow funds of up to an aggregate of $63.0 million at two large financial institutions under established, unsecured, overnight lines of credit at a daily adjustable interest rate. There were no drawings on these two lines at March 31, 2017 and 2016.